Inventories and Supplies (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories and Supplies

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Cost:
Commercial	1,048	2,100
Network	1,716	2,436
Others	245	279
	3,009	4,815

Allowance for inventory obsolescence and write-down:
Commercial	308	133
Network	837	1,358
Others	21	18
	1,166	1,509

Net realizable value:
Commercial	740	1,967
Network	879	1,078
Others	224	261
Net balances at the end of the year	1,843	3,306

Summary of Changes in Allowance for Inventory Obsolescence and Write-down

Changes in the allowance for inventory obsolescence and write-down for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Balances at beginning of the year	1,509	1,612
Provisions (Note 5)	23	196
Cost of devices and accessories consumed, previously provided	(13)	(176)
Disposals and other adjustments	(63)	(85)
Reversals	(290)	(38)
Balances at end of the year	1,166	1,509

Summary of Cost of Inventories and Supplies Recognized as Expense

The cost of inventories and supplies recognized as expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in million pesos)
Cost of devices and accessories	7,287	9,904	11,912
Repairs and maintenance	266	407	734
Provision for inventory obsolescence	23	196	89
	7,576	10,507	12,735